Financial Assets At Fair Value - Summary of Financial Assets at Fair Value Through Profit or Loss, Level 3 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Asset At Fair Value Through Profit Or Loss [Roll Forward]
Settlements	$ (103,613)	$ (27,748)
Level 3
Financial Asset At Fair Value Through Profit Or Loss [Roll Forward]
Opening balance	0	0
Additions	1,573	6,456
Settlements	(1,578)	(6,478)
Fair value gains recognized in profit or loss (Note 9)	5	22
Closing balance	$ 0	$ 0